39. Related-party transactions (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Compensation of employees	$ 20,700	$ 28,038
Lowest compensation [member]
Disclosure of transactions between related parties [line items]
Compensation of employees	708	928
Average compensation [member]
Disclosure of transactions between related parties [line items]
Compensation of employees	3,814	4,985
Highest compensation [member]
Disclosure of transactions between related parties [line items]
Compensation of employees	$ 19,939	$ 26,602